ADVISER CLASS SHARES OF

                           TOMORROW FUNDS RETIREMENT TRUST
                         Tomorrow Long-Term Retirement Fund
                        Tomorrow Medium-Term Retirement Fund
                         Tomorrow Short-Term Retirement Fund
                            Tomorrow Post-Retirement Fund
                              Core Large-Cap Stock Fund
                              Core Small-Cap Stock Fund

               Cross-Reference Sheet Showing Location in Prospectuses
                    and Statements of Additional Information of
               Information Required by Items of the Registration Form


         N-1A Item No. and Caption                     Location:

         Part A                                        Prospectus


         1.   Cover Page............................  Cover Page

         2.   Synopsis..............................  Expense Information

         3.   Condensed Financial Information.......  Not Applicable

         4.   General Description of Registrant.....  Investment Objectives
                                                      and Policies; Risk
                                                      Considerations and
                                                      Other Practices and
                                                      Policies; Management
                                                      of the Tomorrow
                                                      Funds; How Each
                                                      Tomorrow Fund's Share
                                                      Price is Determined;
                                                      How to Buy Shares;
                                                      How to Sell Shares;
                                                      How to Exchange
                                                      Shares; The Trust

         5.   Management of the Fund................  Management of the
                                                      Tomorrow Funds;
                                                      Additional
                                                      Information

         6.   Capital Stock and Other Securities....  Investment Objectives
                                                      and Policies; How
                                                      Each Tomorrow Fund's
                                                      Share Price is
                                                      Determined; How to
                                                      Buy Shares; How to
                                                      Sell Shares; How to
                                                      Exchange Shares; The
                                                      Trust

         7.   Purchase of Securities Being
                Offered.............................  How Each Tomorrow
                                                      Fund's Share Price is
                                                      Determined; How to
                                                      Sell Shares; How to
                                                      Exchange Shares; The
                                                      Trust; Distribution
                                                      Plans

         8.   Redemption or Repurchase..............  How Each Tomorrow
                                                      Fund's Share Price is
                                                      Determined; How to
                                                      Buy Shares; How to
                                                      Sell Shares; How to
                                                      Exchange Shares; The
                                                      Trust

         9.   Pending Legal Proceedings.............. Not Applicable



                                                   Statement of
         Part B                                    Additional Information

         10.  Cover Page............................  Cover Page

         11.  Table of Contents.....................  Table of Contents

         12.  General Information
                and History.........................  Organization

         13.  Investment Objectives and
                Policies............................  The Funds' Investment
                                                      Objectives and
                                                      Policies; Investment
                                                      Techniques;
                                                      Investment
                                                      Restrictions

         14.  Management of the Fund................  Advisory and
                                                      Administrative
                                                      Services; Trustees
                                                      and Officers;
                                                      Custodian; Transfer
                                                      Agent; Independent
                                                      Auditors

         15.  Control Persons and Principal
                Holders of Securities...............  Trustees and Officers

         16.  Investment Advisory and Other
                Services............................  Advisory and
                                                      Administrative
                                                      Services;
                                                      Distribution Plans;
                                                      Investor Services

         17.  Brokerage Allocation and
                Other Practices.....................  Portfolio Brokerage;
                                                      Portfolio Turnover

         18.  Capital Stock and Other
                Securities..........................  Organization

         19.  Purchase, Redemption and
                Pricing of Securities
                Being Offered.......................  How to Purchase
                                                      Shares: Investor
                                                      Services; Redemption
                                                      of Shares; Net Asset
                                                      Value; Calculation of
                                                      the Funds' Returns

         20.  Tax Status............................  Dividends,
                                                      Distributions and Tax
                                                      Status

         21.  Underwriters..........................  Advisory and
                                                      Administrative
                                                      Services

         22.  Calculation of Performance Data.......  Calculation of the
                                                      Funds' Return


         23.  Financial Statements..................  Statement of Assets
                                                      and Liabilities

                            INSTITUTIONAL CLASS SHARES OF

                           TOMORROW FUNDS RETIREMENT TRUST
                         Tomorrow Long-Term Retirement Fund
                        Tomorrow Medium-Term Retirement Fund
                         Tomorrow Short-Term Retirement Fund
                            Tomorrow Post-Retirement Fund
                              Core Large-Cap Stock Fund
                              Core Small-Cap Stock Fund

               Cross-Reference Sheet Showing Location in Prospectuses
                    and Statements of Additional Information of
               Information Required by Items of the Registration Form


         N-1A Item No. and Caption                     Location:

         Part A                                        Prospectus


         1.   Cover Page............................  Cover Page

         2.   Synopsis..............................  Expense Information

         3.   Condensed Financial Information.......  Not Applicable

         4.   General Description of Registrant.....  Investment Objectives
                                                      and Policies; Risk
                                                      Considerations and
                                                      Other Practices and
                                                      Policies; Management
                                                      of the Tomorrow
                                                      Funds; How Each
                                                      Tomorrow Fund's Share
                                                      Price is Determined;
                                                      How to Buy Shares;
                                                      How to Sell Shares;
                                                      How to Exchange
                                                      Shares; The Trust

         5.   Management of the Fund................  Management of the
                                                      Tomorrow Funds;
                                                      Additional
                                                      Information

         6.   Capital Stock and Other Securities....  Investment Objectives
                                                      and Policies; How
                                                      Each Tomorrow Fund's
                                                      Share Price is
                                                      Determined; How to
                                                      Buy Shares; How to
                                                      Sell Shares; How to
                                                      Exchange Shares; The
                                                      Trust

         7.   Purchase of Securities Being
                Offered.............................  How Each Tomorrow
                                                      Fund's Share Price is
                                                      Determined; How to
                                                      Sell Shares; How to
                                                      Exchange Shares; The
                                                      Trust; Service Plans

         8.   Redemption or Repurchase..............  How Each Tomorrow
                                                      Fund's Share Price is
                                                      Determined; How to
                                                      Buy Shares; How to
                                                      Sell Shares; How to
                                                      Exchange Shares; The
                                                      Trust

         9.   Pending Legal Proceedings.............. Not Applicable



                                                   Statement of
         Part B                                    Additional Information

         10.  Cover Page............................  Cover Page

         11.  Table of Contents.....................  Table of Contents

         12.  General Information
                and History.........................  Organization

         13.  Investment Objectives and
                Policies............................  The Funds' Investment
                                                      Objectives and
                                                      Policies; Investment
                                                      Techniques;
                                                      Investment
                                                      Restrictions

         14.  Management of the Fund................  Advisory and
                                                      Administrative
                                                      Services; Trustees
                                                      and Officers;
                                                      Custodian; Transfer
                                                      Agent; Independent
                                                      Auditors

         15.  Control Persons and Principal
                Holders of Securities...............  Trustees and Officers

         16.  Investment Advisory and Other
                Services............................  Advisory and
                                                      Administrative
                                                      Services; Service
                                                      Plans; Investor
                                                      Services

         17.  Brokerage Allocation and
                Other Practices.....................  Portfolio Brokerage;
                                                      Portfolio Turnover

         18.  Capital Stock and Other
                Securities..........................  Organization

         19.  Purchase, Redemption and
                Pricing of Securities
                Being Offered.......................  How to Purchase
                                                      Shares: Investor
                                                      Services; Redemption
                                                      of Shares; Net Asset
                                                      Value; Calculation of
                                                      the Funds' Returns

         20.  Tax Status............................  Dividends,
                                                      Distributions and Tax
                                                      Status

         21.  Underwriters..........................  Advisory and
                                                      Administrative
                                                      Services

         22.  Calculation of Performance Data.......  Calculation of the
                                                      Funds' Return


         23.  Financial Statements..................  Statement of Assets
                                                      and Liabilities

              This Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Tomorrow Funds Retirement Trust consists of the following documents and papers:

              1.   Cover page.

              2. Cross reference sheets required by Rule 481(a) under the Securities Act of 1933.

              3. Part A - The following preliminary prospectuses, each subject to completion dated July 3, 1995, filed with the Registrant's initial Registration Statement on Form N-1A on July 3, 1995 are incorporated into this Pre-Effective Amendment No. 1 by reference:

                        a. Core Large-Cap Stock Fund and Core Small-Cap Stock Fund prospectus (Institutional Class Shares);

                        b. Core Large-Cap Stock Fund and Core Small-Cap Stock Fund prospectus (Adviser Class Shares);

                        c. Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund, Tomorrow Short-Term Retirement Fund and Tomorrow Post-Retirement Fund prospectus (Institutional Class Shares); and

                        d. Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund, Tomorrow Short-Term Retirement Fund and Tomorrow Post-Retirement Fund prospectus (Adviser Class Shares).

              4. Part B - The following statements of additional information, each subject to completion dated July 3, 1995, filed with the Registrant's initial Registration Statement on Form N-1A on July 3, 1995 are incorporated into this Pre-Effective Amendment No. 1 by reference:

                        a. Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund, Tomorrow Short-Term Retirement Fund, Tomorrow Post-Retirement Fund, Core Large-Cap Stock Fund and Core Small-Cap Stock Fund statement of additional information (Institutional Class Shares); and

                        b. Tomorrow Long-Term Retirement Fund, Tomorrow Mid-Term Retirement Fund, Tomorrow Short-Term Retirement Fund, Tomorrow Post-Retirement Fund, Core Large-Cap Stock Fund and Core Small-Cap Stock Fund statement of additional information (Adviser Class Shares).


                   Statement of Assets and Liabilities.

              5.   Part C - Other Information.

              6.   Signature page.

              7. Exhibit Index required by Rule 483(a) under the Securities Act of 1933.

              8.   Exhibits.

              The prospectuses and statements of additional information incorporated herein by reference relate to the Registration Statement on Form N-1A filed by the Registrant (Securities Act of 1933 File No. 33-60841 and Investment Company Act of 1940 File No. 811-07315).

Tomorrow Funds Retirement Trust

Statement of Assets and Liabilities
September 21, 1995
                                              Core
                                              Large-Cap
                                              Stock
                                              Fund
Assets:
Cash.......................................   $100,000
                                               100,000


Liabilities:                                         0
Total Net Assets...........................    100,000

Net Assets Represented By:
Shares of Beneficial Interest..............         10
Paid in Surplus............................     99,990
Net assets, at value, applicable to
   10,000 outstanding shares of
   beneficial interest with
   $0.001 par value........................   $100,000

Net asset value, offering and redemption
   price per share.........................     $10.00

NOTES:
(1) The Tomorrow Funds Retirement Trust (the "Trust") was organized as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust has had no operations through September 21, 1995 other than those relating to organizational matters. The Trust is comprised of the Core Large-Cap Stock Fund, the Core Small-Cap Stock Fund, the Tomorrow Long-Term Retirement Fund, the Tomorrow Medium-Term Retirement Fund, the Tomorrow Short-Term Retirement Fund and the Tomorrow Post-Retirement Fund.

(2) Each Fund in the Trust has entered into an investment advisory agreement with Weiss, Peck & Greer, L.L.C., ("WPG") to act as investment adviser, as well as a separate administration agreement with WPG to provide shareholder and accounting services.

(3) WPG has advanced all organizational and start-up expenses of the Trust, estimated to total $275,000, which will be reimbursed by the Trust. Such expenses have been deferred and will be amortized on a straight line basis over a sixty month period that commences the effective date of the Fund's initial prospectus. WPG has agreed in the event that any of the initial 10,000 shares are redeemed by any holder thereof during the period of amortization of the Fund's organizational and start-up expenses, the redemption proceeds will be reduced by any such organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of the initial shares outstanding at the time of the redemption.

(4) Each Fund intends to comply in its initial year and thereafter with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and as such will not be subject to Federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders.

(5) There are two classes in each Fund of the Trust. The Institutional Class has a service fee of 0.25% and the Advisor Class which has a 12b-1 Fee of 0.50%. The deposit of $100,000 seed capital has been made exclusively to the Institutional Class of shares in the Core Large-Cap Stock Fund.


                            Peat Marwick LLP
                             345 Park Avenue
                           New York, NY 10154
                      Independent Auditor's Report

The Shareholder and Board of Trustees of
The Tomorrow Funds Retirement Trust:

     We have audited the accompanying statement of assets and liabilities of The Tomorrow Funds Retirement Trust (comprising, respectively, the Core Large-Cap Stock Fund, Core Small-Cap Stock Fund, Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund, Tomorrow Short-Term Retirement Fund and Tomorrow Post-Retirement Fund) as of September 21, 1995. These statements of assets and liabilities are the responsibility of the Trust's management. Our responsibility is to express an opinion on these statements of assets and liabilities based on our audits.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities are free of material misstatement. An audit of a statement of assets and liabilities includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit of a statement of assets and liabilities also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of each of the respective portfolios constituting The Tomorrow Funds Retirement Trust as of September
21, 1995 in conformity with generally accepted accounting principles.


/s/ KPMG Peat Marwick LLP

New York, New York
September 22, 1995

                                       PART C

                                  OTHER INFORMATION

         Item 24.  Financial Statements and Exhibits.

                   (a)  Financial Statements:

                        Statement of Assets and Liabilities
                        Report of Independent Public Accountants

                   (b)  Exhibits:

                        1.(a)   Agreement and Declaration of Trust.*

                        1.(b)   Certificate of Trust.*

                        2.      By-Laws.*

                        3.      None.

                        4.      None.

                        5.(a) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Long-Term Retirement Fund, and Weiss, Peck & Greer, L.L.C. ("WPG").*

                        5.(b) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Medium-Term Retirement Fund, and WPG.*

                        5.(c) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Short-Term Retirement Fund, and WPG.*

                        5.(d) Form of Investment Advisory Agreement between the Registrant, on behalf of Tomorrow Post-Retirement Fund, and WPG.*

                        5.(e) Form of Investment Advisory Agreement between the Registrant, on behalf of Core Large-Cap Stock Fund, and WPG.*

                        5.(f) Form of Investment Advisory Agreement between the Registrant, on behalf of Core Small-Cap Stock Fund, and WPG.*

                        5.(g) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Long-Term Retirement Fund, and WPG.*

                        5.(h) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Medium-Term Retirement Fund, and WPG.*

                        5.(i) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Short-Term Retirement Fund, and WPG.*

                        5.(j) Form of Administration Agreement between the Registrant, on behalf of Tomorrow Post-Retirement Fund, and WPG.*

                        5.(k) Form of Administration Agreement between the Registrant, on behalf of Core Large-Cap Stock Fund, and WPG.*

                        5.(l) Form of Administration Agreement between the Registrant, on behalf of Core Small-Cap Stock Fund, and WPG.*

                        6. Form of Underwriting Agreement between the Registrant and WPG.

                        7.      None.

                        8. Form of Custodian Agreement between the Registrant and Boston Safe Deposit and Trust Company.

                        9.(a) Form of Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc.

                        9.(b) Form of Account Administration Agreement between the Registrant and The Shareholder Services Group, Inc.

                        9.(c)   Form of Institutional Class Shares Service
                                Plan.

                        10.     Opinion and Consent of Counsel.*

                        11.     Consent of Independent Public Accountants.

                        12.     None.

                        13.     Share Purchase Agreement.

                        14.     Not applicable.

                        15.     Form of Adviser Class Shares Distribution
                                Plan.

                        16.     None.

                        17.     None.

                        18.     Multiple Class Plan adopted pursuant to
                                Rule 18f-3.

                        19.     Powers of Attorney.

         ______________

              Filed herewith.

           * Filed with the Registrant's initial registration statement on Form N-1A on July 3, 1995.


         Item 25.  Persons Controlled By or Under
                   Common Control With Registrant.

                   Just prior to the effective date of this Registration Statement, it is expected that WPG will own all of the issued and outstanding shares of the Registrant.

         Item 26.  Number of Holders of Securities.

                   Just prior to the effective date of this Registration Statement, it is expected that there will be one record holder, WPG, of the Registrant's shares of beneficial interest.

                                                           Number of
                                                        Record Holders As
               Title of Class                         of September 15, 1995

               Tomorrow Long-Term Retirement Fund
                  Institutional Class                             0
                  Adviser Class                                   0

               Tomorrow Medium-Term Retirement Fund
                  Institutional Class                             0
                  Adviser Class                                   0

               Tomorrow Short-Term Retirement Fund
                  Institutional Class                             0
                  Adviser Class                                   0

               Tomorrow Post-Retirement Fund
                  Institutional Class                             0
                  Adviser Class                                   0

               Core Large-Cap Stock Fund
                  Institutional Class                             0
                  Adviser Class                                   0

               Core Small-Cap Stock Fund
                  Institutional Class                             0
                  Adviser Class                                   0

         Item 27.  Indemnification.

                   Except for the Agreement and Declaration of Trust dated June 21, 1995, establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Agreement and Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

                   Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Item 28.  Business and Other Connections of Investment Adviser.

                   All of the information required by this item is set forth in the Form ADV, as currently amended, of WPG (File
         No. 801-6604). The following sections of such Form ADV are incorporated herein by reference:

                        (a)  Items 1 and 2 of Part 2;

                        (b)  Section 6, Business Background, of each
                             Schedule D.

         Item 29.  Principal Underwriter

                   (a) WPG serves as the investment adviser to each investment company in the Weiss, Peck & Greer Investments Group of Mutual Funds. These mutual funds include: Weiss, Peck & Greer Funds Trust, which consists of WPG Government Money Market Fund, WPG Tax-Free Money Market Fund, WPG Government Securities Fund, WPG Municipal Bond Fund and WPG Quantitative Equity Fund; Weiss, Peck & Greer International Fund; WPG Tudor Fund; WPG Growth Fund; WPG Growth and Income Fund; and U.S. Large Stock Fund. WPG also serves as the investment adviser or subadviser to SEI PA Tax Exempt Money Market Fund, SEI MuniBond Fund, Bullock American Fund and Bullock Optimization USA Fund.

                   (b)  Principals and Officers of WPG:


                              Positions and Offices   Positions and Offices
         Name*                      with WPG             with Registrant

         Samuel H. Armacost        Principal
         Annette Bianchi           Principal
         John P. Callaghan         Principal
         Gill Cogan                Principal
         Candice Eggerss           Principal
         Ellen M. Feeney           Principal
         Janet Fiorenza            Principal
         Margery Z. Flicker        Principal
         Anthony J. Giammalva      Principal
         Philip Greer              Senior Managing
                                   Principal
         Ronald M. Hoffner         Principal
         Steven N. Hutchinson      Principal
         James W. Kiley            Principal
         A. Roy Knutsen            Principal
         Alan D. Kohn              Principal
         Wesley W. Lang, Jr.       Principal
         Steven Lear               Principal

         Gary R. Lisk              Principal
         Marvin B. Markowitz       Principal
         Howard G. Mattsson        Principal
         Kathleen A. McCarragher   Principal
         John Murabito             Principal
         Jay C. Nadel              Principal          Executive Vice
                                                      President and
                                                      Secretary
         Joseph N. Pappo           Principal
         Bradford R. Peck          Principal
         Peter B. Pfister          Principal
         Steven Pomerantz          Principal
         McGehee Porter            Principal
         Stuart W. Porter          Principal
         Francis H. Powers         Principal          Executive Vice
                                                      President and
                                                      Treasurer
         R. Scott Richter          Principal
         Nelson Schaenen, Jr.      Principal
         James S. Schainuck        Principal
         Gary E. Scheier           Principal
         David J. Schilder         Principal
         Arthur L. Schwarz         Principal
         Melville Straus           Principal
         Daniel S. Vandivort       Principal
         Robert D. Weiss           Principal
         Roger J. Weiss            Senior Managing    Chairman and President
                                   Principal
         Stephen H. Weiss          Chairman of the
                                   Executive Committee/
                                   Senior Managing Principal
         Ellen P. Welsh            Principal
         Hugh S. Zurkuhlen         Principal


         ____________
         * The principal business address of each principal and officer of WPG is One New York Plaza, New York, New York 10004

                   (c) Not applicable.


         Item 30.  Location of Accounts and Records

                   All account, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained (1) at the offices of the Registrant at One New York Plaza, New York, New York 10004 (2) at the offices of the Registrant's Custodian, Boston Safe Deposit and Trust Company, at One Boston Place, Boston, MA 02109 and (3) at the offices of the Registrant's Transfer Agent, The Shareholder Services Group, Inc., P.O. Box 9037, Boston, MA 02205.

         Item 31.  Management Services

                   The Registrant is not a party to any management-related service contract, except as described in the prospectuses and the statements of additional information.

         Item 32.  Undertakings

                   (a)  Not applicable.

                   (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the later of the effective date of this Registration Statement or the commencement of operations of the series of the Registrant to which the financial statements relate.

                   (c) The Registrant undertakes to deliver, or cause to be delivered with the each prospectus, to each person to whom such prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in each prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                     SIGNATURES


              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 22nd day of September, 1995.

                                       TOMORROW FUNDS RETIREMENT TRUST



                                       /s/ Roger J. Weiss
                                       Roger J. Weiss, President

              Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registrant's
         Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

            Signature                   Title



      /s/ Roger J. Weiss             Chairman of the Board,)
      Roger J. Weiss                 Trustee and President )
                                     (Principal Executive  )
                                     Officer)              )
                                                           )

                                                           )
      /s/ Raymond R. Herrmann, Jr.   Trustee               )
      Raymond R. Herrmann, Jr.                             ) September 22, 1995

                                                           )
                                                           )
                                                           )
      /s/ Lawrence J. Israel         Trustee               )
      Lawrence J. Israel                                   )
                                                           )
                                                           )
                                                           )
      /s/ Harvey E. Sampson          Trustee               )
      Harvey E. Sampson                                    )
                                                           )
                                                           )
                                                           )
      /s/ Francis H. Powers      Executive Vice President  )
      Francis H. Powers          and Treasurer (Principal  )
                                 Financial and Accounting  )
                                 Officer)                  )

      ________________


      *By:/s/ Jay C. Nadel______     September 22, 1995
          Jay C. Nadel
          Attorney-in-fact

                                    Exhibit Index

      Exhibit
      Number  Document Title

         6.        Form of Underwriting Agreement between the Registrant and
                   WPG.

         8. Form of Custodian Agreement between the Registrant and Boston Safe Deposit and Trust Company.

         9.(a) Form of Transfer Agency Agreement between the Registrant and The Shareholder Services Group, Inc.

         9.(b) Form of Account Administration Agreement between the Registrant and The Shareholder Services Group, Inc.

         9.(c)     Form of Institutional Class Shares Service Plan.

         11.       Consent of Independent Public Accountants.

         13.       Share Purchase Agreement.

         15.       Form of Adviser Class Shares Distribution Plan.

         18.       Multiple Class Plan adopted pursuant to Rule 18f-3.